Benefit Plans and Other Postretirement Benefits - Expected Future Benefit Payments For the Next Five Years and Other (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
One-percentage-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, 1-Percentage-Point Increase		$ 7
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease		(5)
STP Defined Benefit Plans
Curtailment gain	$ 8
Increase to pension liability	$ (32)
Company's contributions to 401(k) plans
Company contributions to defined contribution plans		22	$ 28	$ 56
South Texas Project
STP Defined Benefit Plans
Amount reimbursed to STPNOC towards defined benefit plans		24	13
Expected reimbursement of contribution to retirement plan obligations to STPNOC in 2014		7
Pension Benefit Payments
NRG's expected future benefit payments
2020		84
2021		86
2022		86
2023		86
2024		86
2025-2029		402
STP Defined Benefit Plans
Curtailment gain		0	(7)	0
Increase to pension liability		0	(20)
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status — STPNOC benefit plans		(247)	(241)
Net periodic benefit cost (credit)		0	12	15
Total recognized in other comprehensive loss		(47)	(37)
Pension Benefit Payments | South Texas Project
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status — STPNOC benefit plans		(77)	(78)
Net periodic benefit cost (credit)		9	8
Total recognized in other comprehensive loss		(13)	(7)
Other Postretirement Benefits Plan
NRG's expected future benefit payments
2020		7
2021		6
2022		6
2023		6
2024		6
2025-2029		19
Medicare prescription drug reimbursements
2020		0
2021		0
2022		0
2023		0
2024		0
2025-2029		2
STP Defined Benefit Plans
Curtailment gain		0	10	0
Increase to pension liability		0	(7)
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status — STPNOC benefit plans		(93)	(83)
Net periodic benefit cost (credit)		(9)	(15)	$ (5)
Total recognized in other comprehensive loss		(26)	21
Other Postretirement Benefits Plan | South Texas Project
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status — STPNOC benefit plans		(20)	(19)
Net periodic benefit cost (credit)		(4)	(7)
Total recognized in other comprehensive loss		$ 6	$ 2
South Texas Project
STP Defined Benefit Plans
Ownership interest in STP (as a percent)		44.00%
Percentage of contribution to the retirement plan obligation reimbursed		44.00%